Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances
Note 11.	Federal Home Loan Bank Advances

At December 31, 2012, the Company has advances from the FHLB of Dallas under note payable arrangements at maturities which range from March 1, 2013 to January 1, 2026. Payments on these notes are made monthly. The weighted average interest rate of all notes was 2.01%, 2.40% and 2.55% at December 31, 2012, 2011 and 2010, respectively. The balances outstanding on these advances were $164,601, $82,291 and $55,273 at December 31, 2012, 2011 and 2010, respectively.

Contractual maturities of FHLB advances at December 31, 2012 were as follows:

First year	$3,027
Second year	20,022
Third year	23,000
Fourth year	32,529
Fifth year	30,000
Thereafter	56,023

$164,601

The advances are secured by FHLB stock owned by the Company and a blanket lien on certain loans with an aggregate available carrying value of $524,811 at December 31, 2012. The Company had remaining credit available under the FHLB advance program of $267,511 at December 31, 2012.

At December 31, 2012, the Company had $92,700 in undisbursed advance commitments (letters of credit) with the FHLB. As of December 31, 2012, these commitments mature on various dates from January 2013 through December 2013. The FHLB letters of credit were obtained in lieu of pledging securities to secure public fund deposits that are over the FDIC insurance limit. At December 31, 2012, there were no disbursements against the advance commitments.